Private Placement (Detail) - USD ($)	1 Months Ended			9 Months Ended
	Apr. 18, 2017	Apr. 12, 2017	Dec. 31, 2016	Sep. 30, 2017
Private Placement (Textual)
Aggregate purchase price				$ 6,225,000
Private Placement
Private Placement (Textual)
Aggregate purchase shares		555,000		555,000
Sale of additional stock issued	67,500
Aggregate purchase price		$ 5,550,000		$ 5,550,000
Stock price	$ 10.00	$ 10.00		$ 10.00
Generating gross proceeds	$ 675,000
Common Class A [Member]
Private Placement (Textual)
Sale of additional stock issued				17,250,000
Warrants to purchase, exercise price	$ 11.50
Scenario, Plan [Member]
Private Placement (Textual)
Stock price			$ 10.10
Scenario, Plan [Member] | Private Placement
Private Placement (Textual)
Aggregate purchase shares			555,000
Stock price			$ 10.00
Sale of additional stock issued			622,500
Scenario, Plan [Member] | Common Class A [Member]
Private Placement (Textual)
Warrants to purchase, exercise price			$ 11.50
Scenario, Plan [Member] | Minimum | Private Placement
Private Placement (Textual)
Aggregate purchase price			$ 5,550,000
Scenario, Plan [Member] | Maximum | Private Placement
Private Placement (Textual)
Aggregate purchase price			$ 6,225,000